Supplement to the
Fidelity® International Bond Index Fund
March 1, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
IBI-SUSTK-1025-104 1.9900299.104	October 1, 2025